OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 291	$ 308
Accrued expenses	2,182	2,640
Government (mainly tax provision)	301	264
Advance tenants payments	805	397
Tenant security deposits	142	116
Trade payables	340	397
Others	23	22
Total	$ 4,084	$ 4,144